SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of shares upon exercise
Outstanding at beginning of year	2,875,003	2,709,910	3,164,090
Granted, Number of shares upon exercise	572,533	749,255	1,301,455
Forfeited	(562,787)	(254,290)	(158,718)
Exercised	(353,368)	(329,872)	(1,596,917)
Outstanding at end of year	2,531,381	2,875,003	2,709,910
Exercisable at end of year	1,440,143	1,364,620	819,869
Vested and Expected to Vest	1,950,116	2,117,348	1,686,435
Weighted average exercise price
Outstanding at beginning of year	$ 12.02	$ 11.03	$ 5.90
Granted	$ 11.93	$ 11.74	$ 8.11
Forfeited	$ 17.02	$ 11.64	$ 12.15
Exercised	$ 4.18	$ 2.83	$ 3.72
Outstanding at end of year	$ 11.99	$ 12.02	$ 11.03
Exercisable at end of year	$ 11.75	$ 10.38	$ 6.62
Vested and Expected to Vest	$ 11.97	$ 11.65	$ 9.86